Subsequent events - Additional Information (Detail) - JPY (¥) ¥ in Millions, shares in Millions	May 14, 2025	Mar. 31, 2025	Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Accumulated other comprehensive income		¥ (566,447)	¥ (376,063)
Shares Repurchased [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares for repurchase	100
Total purchase price for repurchase	¥ 250,000
Period of repurchase start date	May 15, 2025
Period of repurchase end date	May 14, 2026
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of distribution of common share	80.00%
Disposal of major subsidiary [member]
Disclosure of non-adjusting events after reporting period [line items]
Accumulated other comprehensive income	¥ (1,400,000)
Subsidiary Holding [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	20.00%